Note 10 - Equity Method Investments (Tables)	6 Months Ended
Jun. 30, 2024
Notes Tables
Equity Method Investments [Table Text Block]
Entity	Vessel	Participation % June 30, 2024	Date Established /Acquired
Steadman Maritime Co.	-	49%	July 1, 2013
Goodway Maritime Co.	-	49%	September 22, 2015

Equity Method Investments Summarized Financial Information [Table Text Block]
	December 31, 2023	June 30, 2024
Current assets	$1,386	$423
Non-current assets	-	-
Total assets	$1,386	$423

Current liabilities	$123	$75
Non-current liabilities	-	-
Total liabilities	$123	$75
	Six-month period ended June 30,
	2023	2024
Voyage revenue	$10,738	$-
Net income/(loss)	$(2,321)	$85